Lease - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Lease, weighted average remaining lease term	1 year 9 months 18 days	1 year 9 months 18 days	2 years 3 months 18 days
Lease, weighted average discount rate	4.50%	4.50%	4.80%
Operating lease cost	¥ 14,733	$ 2,107	¥ 15,322	¥ 15,244
Cost of short-term lease contracts	5,945	$ 850	6,384	5,379
Operating or finance leases capitalized	¥ 0		¥ 0	¥ 0